Related party transactions - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Joint ventures
Disclosure of transactions between related parties [line items]
Estimated financial effect of contingent liabilities	¥ 3,775	¥ 3,856